Note 9 - Intangible assets (Detail) - Estimated Annual Amortization Expense For Recorded Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 33,502
2014	14,443
2015	13,982
2016	13,473
2017	$ 12,245